UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 10, 2004
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        115
Form 13F Information Table Value Total:        $193,736


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D PRD              41013Q101      175    18001 SH       SOLE                    18001
3M Company                     COM              604059105      230     2708 SH       SOLE                     2708
ALLTEL Corporation             COM              020039103      703    15100 SH       SOLE                    15100
Abbott Laboratories            COM              002824100     1633    35041 SH       SOLE                    35041
Adaptec Inc.                   COM              00651F108       91    10258 SH       SOLE                    10258
American Express Company       COM              025816109     4367    90537 SH       SOLE                    90537
American International Group,  COM              026874107     6755   101921 SH       SOLE                   101921
American Power Conversion Corp COM              029066107      350    14300 SH       SOLE                    14300
Amgen Inc.                     COM              031162100      809    13100 SH       SOLE                    13100
Anheuser-Busch Cos.            COM              035229103      295     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1528    18835 SH       SOLE                    18835
Archstone Smith Trust SBI      COM              039583109      400    14300 SH       SOLE                    14300
Automatic Data Processing, Inc COM              053015103      211     5334 SH       SOLE                     5334
BP plc ADR                     COM              055622104     3162    64070 SH       SOLE                    64070
Bank One Corp.                 COM              06423A103      660    14471 SH       SOLE                    14471
Bank of New York               COM              064057102      573    17300 SH       SOLE                    17300
BankAmerica Corp.              COM              060505104      727     9044 SH       SOLE                     9044
Banknorth Group, Inc.          COM              06646R107      985    30278 SH       SOLE                    30278
Bellsouth Corp.                COM              079860102      392    13846 SH       SOLE                    13846
Berkshire Hathaway, Inc. Cl. A COM              084670108    11289      134 SH       SOLE                      134
Berkshire Hathaway, Inc. Cl. B COM              084670207    10092     3585 SH       SOLE                     3585
Bristol-Myers Squibb Co.       COM              110122108      929    32484 SH       SOLE                    32484
Buckeye Partners, L.P.         COM              118230101     1756    38725 SH       SOLE                    38725
Cardinal Health, Inc.          COM              14149Y108     1483    24248 SH       SOLE                    24248
Catellus Development Corp.     COM              149113102     1713    71030 SH       SOLE                    71030
Caterpillar, Inc.              COM              149123101      243     2925 SH       SOLE                     2925
Cedar Fair Limited Partnership COM              150185106     6628   215534 SH       SOLE                   215534
Certegy Inc.                   COM              156880106      682    20778 SH       SOLE                    20778
ChevronTexaco Corp.            COM              166764100     1141    13212 SH       SOLE                    13212
ChoicePoint Inc.               COM              170388102      354     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3844    79190 SH       SOLE                    79190
Citizens Communications Compan COM              17453B101      158    12700 SH       SOLE                    12700
Clear Channel Communications   COM              184502102      246     5250 SH       SOLE                     5250
Coach, Inc.                    COM              189754104      296     7850 SH       SOLE                     7850
Coca-Cola Company              COM              191216100     2165    42662 SH       SOLE                    42662
Cohen & Steers Total Return Re COM              19247R103     2587   145850 SH       SOLE                   145850
Colgate Palmolive Co.          COM              194162103      627    12530 SH       SOLE                    12530
Commerce Bancorp Inc.          COM              200519106     1486    28200 SH       SOLE                    28200
ConocoPhillips                 COM              20825C104     3028    46178 SH       SOLE                    46178
Costco Wholesale Corporation   COM              22160K105     2580    69381 SH       SOLE                    69381
Devon Energy Corporation       COM              25179M103     1042    18200 SH       SOLE                    18200
Dover Corporation              COM              260003108     7211   181419 SH       SOLE                   181419
Du Pont De Nemours & Co.       COM              263534109      211     4600 SH       SOLE                     4600
Eli Lilly & Company            COM              532457108      709    10085 SH       SOLE                    10085
Emerson Electric Co.           COM              291011104     1501    23182 SH       SOLE                    23182
Equifax, Inc.                  COM              294429105     1611    65749 SH       SOLE                    65749
Ethan Allen Interiors, Inc.    COM              297602104     3831    91475 SH       SOLE                    91475
Exxon Mobil Corporation        COM              30231G102     2233    54454 SH       SOLE                    54454
First Data Corp.               COM              319963104     1655    40284 SH       SOLE                    40284
Fleet Boston Financial Corp.   COM              339030108      576    13198 SH       SOLE                    13198
Gannett Co., Inc.              COM              364730101     4646    52112 SH       SOLE                    52112
General Electric Co.           COM              369604103     5442   175669 SH       SOLE                   175669
Genuine Parts Company          COM              372460105      349    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1405    28500 SH       SOLE                    28500
Gillette Company               COM              375766102     3095    84268 SH       SOLE                    84268
GlaxoSmithKline plc            COM              37733W105      368     7904 SH       SOLE                     7904
Healthcare Select Sector SPDR  COM              81369Y209     1508    50025 SH       SOLE                    50025
Home Depot, Inc.               COM              437076102      688    19393 SH       SOLE                    19393
IBM Corporation                COM              459200101     1413    15250 SH       SOLE                    15250
Illinois Tool Works Inc.       COM              452308109      330     3928 SH       SOLE                     3928
Intel Corporation              COM              458140100      413    12900 SH       SOLE                    12900
Intuitive Surgical, Inc.       COM              46120E107      756    44223 SH       SOLE                    44223
J.P. Morgan Chase & Co.        COM              46625H100      225     6136 SH       SOLE                     6136
Johnson & Johnson              COM              478160104     5238   101389 SH       SOLE                   101389
Jones Apparel Group, Inc.      COM              480074103      560    15900 SH       SOLE                    15900
Kinder Morgan Energy Partners, COM              494550106     3624    73560 SH       SOLE                    73560
Laboratory Corp. of America    COM              50540r409      732    19800 SH       SOLE                    19800
Leucadia National Corp.        COM              527288104      793    17200 SH       SOLE                    17200
M & T Bank Corp.               COM              55261F104     1627    16550 SH       SOLE                    16550
MSCI EAFE Index Fund           COM              464287465      239     1750 SH       SOLE                     1750
Manpower Inc.                  COM              56418H100      960    20400 SH       SOLE                    20400
McCormick & Co., Inc. Non-Voti COM              579780206      241     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      420     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1574    32379 SH       SOLE                    32379
Merck & Co.                    COM              589331107     1765    38205 SH       SOLE                    38205
Microsoft Corporation          COM              594918104     2180    79640 SH       SOLE                    79640
Mohawk Industries Inc.         COM              608190104     2638    37400 SH       SOLE                    37400
Morgan Stanley Dean Witter & C COM              617446448      798    13792 SH       SOLE                    13792
Newmont Mining Corp.           COM              651639106     1936    39825 SH       SOLE                    39825
Pepsico, Inc.                  COM              713448108      822    17640 SH       SOLE                    17640
Pfizer, Inc.                   COM              717081103     2722    77034 SH       SOLE                    77034
Pitney Bowes, Inc.             COM              724479100      759    18692 SH       SOLE                    18692
Procter & Gamble Company       COM              742718109     1780    17817 SH       SOLE                    17817
Progressive Corporation        COM              743315103     1552    18571 SH       SOLE                    18571
Prologis SBI                   COM              743410102      724    22556 SH       SOLE                    22556
Regis Corp.                    COM              758932107     2450    62000 SH       SOLE                    62000
Royal Dutch Petroleum          COM              780257804      545    10400 SH       SOLE                    10400
S&P Depository Receipts        COM              78462F103     5033    45230 SH       SOLE                    45230
SBC Communications, Inc.       COM              78387G103      503    19279 SH       SOLE                    19279
Sara Lee Corp.                 COM              803111103      273    12567 SH       SOLE                    12567
Schering-Plough Corp.          COM              806605101      653    37528 SH       SOLE                    37528
Schlumberger Ltd.              COM              806857108     3542    64731 SH       SOLE                    64731
Sealed Air Corp.               COM              81211K100      292     5400 SH       SOLE                     5400
Service Corp. International    COM              817565104      621   115200 SH       SOLE                   115200
ServiceMaster Company          COM              81760N109     4188   359455 SH       SOLE                   359455
SunGard Data Systems, Inc.     COM              867363103     1250    45100 SH       SOLE                    45100
Sysco Corp.                    COM              871829107      419    11248 SH       SOLE                    11248
TJX Companies, Inc.            COM              872540109     1072    48600 SH       SOLE                    48600
Target Corp.                   COM              87612E106      238     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803     1993    97800 SH       SOLE                    97800
Telefonos de Mexico            COM              879403780      203     6132 SH       SOLE                     6132
Tenet Healthcare Corp.         COM              88033G100      272    16950 SH       SOLE                    16950
Tootsie Roll Industries, Inc.  COM              890516107      589    16353 SH       SOLE                    16353
Tribune Co.                    COM              896047107      481     9320 SH       SOLE                     9320
Tyco Int'l. Ltd.               COM              902124106     1692    63839 SH       SOLE                    63839
Univision Communications, Inc. COM              914906102      530    13345 SH       SOLE                    13345
Verizon Communications         COM              92343V104      430    12270 SH       SOLE                    12270
Vodafone Group PLC             COM              92857W100     1377    54994 SH       SOLE                    54994
Vodafone Group PLC Ord USD0.10 COM              G9387S105      893   360136 SH       SOLE                   360136
Wal-Mart Stores, Inc.          COM              931142103     1695    31960 SH       SOLE                    31960
Washington Mutual Inc.         COM              939322103     2246    55990 SH       SOLE                    55990
Washington Post ""B""          COM              939640108      237      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5823    98874 SH       SOLE                    98874
Wyeth                          COM              983024100     1026    24174 SH       SOLE                    24174
Zimmer Holdings, Inc.          COM              98956P102      894    12696 SH       SOLE                    12696